Trade payables - Summary of Trade payables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Trade and other payables [abstract]
Trade payables	₨ 5,609	$ 74	₨ 3,245